UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:

  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Equity Management, Inc.
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:028-13271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                 New York, NY                 1/5/09
-----------------                 --------------              --------------
  [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              TITLE OF         CUSIP       VALUE       SHARES     SH/ PUT/   INVSTMT OTHER        VOTING AUTHORITY
NAME OF ISSUER                CLASS                      (x$1000)      PRN  AMT   PRN CALL   DSCRETN MANAGERS  SOLE     SHARED NONE
-------------------------------------------------------------------- ---------------------------------------------------------------
ADVANCED MAGNETICS INC        COM              00753P103        714        12,483     SH        SOLE     N/A     12,483
ALPHATEC HOLDINGS INC         COM              02081G102      1,596       464,043     SH        SOLE     N/A    464,043
CYPRESS BIOSCIENCES INC       COM PAR $.02     232674507      8,965       654,880     SH        SOLE     N/A    654,880
DENDREON CORP                 COM              24823Q107      3,607       469,000    PUT        SOLE     N/A    469,000
EMISPHERE TECHNOLOGIES INC    COM              291345106      2,433       505,743     SH        SOLE     N/A    505,743
INTROGEN THERAPEUTICS INC     COM              46119F107        151        36,228     SH        SOLE     N/A     36,228
KERYX BIOPHARMACEUTICALS INC  COM              492515101      3,332       335,170     SH        SOLE     N/A    335,170
MEDAREX INC                   COM              583916101      6,840       483,023     SH        SOLE     N/A    483,023
MEDIVATION INC                COM              58501N101      2,953       147,292     SH        SOLE     N/A    147,292
NORTHSTAR NEUROSCIENCE INC    COM              66704V101      1,482       132,790     SH        SOLE     N/A    132,790
NOVEN PHARMACEUTICALS INC     COM              670009109      1,193        74,900     SH        SOLE     N/A     74,900
OMRIX BIOPHARMACEUTICALS INC  COM              681989109      1,810        51,254     SH        SOLE     N/A     51,254
ORASURE TECHNOLOGIES INC      COM              68554V108        471        46,830     SH        SOLE     N/A     46,830
PROGENICS PHARMACEUTICALS INC COM              743187106      3,267       147,781     SH        SOLE     N/A    147,781
REPROS THERAPEUTICS INC       COM              76028H100        803        69,869     SH        SOLE     N/A     69,869
SEPRACOR INC                  COM              817315104        907        32,967     SH        SOLE     N/A     32,967
SUPERGEN INC                  COM              868059106      1,023       235,673     SH        SOLE     N/A    235,673

                                            17               41,547




                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         17

Form 13F Information Table Value Total:         41,547
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE